Common and Preferred Stock, Additional Paid-In Capital and Dividends, February 2023 Registered Direct Offering (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 16, 2023	Feb. 14, 2023	Dec. 06, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 13, 2023
Issuance of Common Stock and Warrants [Abstract]
Expenses incurred related to offering				$ 45	$ 70	$ 1,260
February 2023 Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Warrants issued (in shares)		10,045,185
Number of securities called by warrants (in shares)		837,094
Term of warrant		5 years
Exercise price (in dollars per share)		$ 16.2
Warrants exercised (in shares)				0	0	0
Class C Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Warrants issued (in shares)			6,750,000
Number of securities called by warrants (in shares)			562,500
Term of warrant			5 years
Exercise price (in dollars per share)		$ 16.2	$ 24				$ 24
Incremental fair value of warrants		$ 121
February 2023 Registered Direct Offering [Member]
Issuance of Common Stock and Warrants [Abstract]
Shares registered under direct offering (in shares)		837,094
Offering price (in dollars per share)		$ 16.2
Proceeds from equity offering	$ 12,747
Offering fee percentage	6.00%
Expenses incurred related to offering	$ 165
February 2023 Registered Direct Offering [Member] | Class C Warrants [Member]
Issuance of Common Stock and Warrants [Abstract]
Minimum percentage of warrant holders in direct offering		80.00%